Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal			$ (884,000)	$ 884,000
State			800	800
Foreign
Total	$ 5,436	$ (567,000)	$ (883,200)	$ 884,800